Employee Benefits (Tables)	12 Months Ended
Oct. 31, 2021
Employee Benefits
Summary of Plan Asset Allocation
The asset allocations by asset category for the principal defined benefit pension plans are as follows:

Plan Asset Allocation
(millions of Canadian dollars except as noted)	Society 1						TDPP DB 1
	Target range	% of total	Fair value		Target range	% of total	Fair value
As at October 31, 2021			Quoted	Unquoted			Quoted	Unquoted
Debt	40-70%	56%	$–	$3,877	20-50%	34%	$–	$1,023
Equity	19-45	26	589	1,238	30-60	51	461	1,055
Alternative investments 2	1-30	18	–	1,279	5-40	15	–	431

Other 3	n/a	n/a	–	(532)	n/a	n/a	–	(79)
Total		100%	$589	$5,862		100%	$461	$2,430

As at October 31, 2020
Debt	30-70%	55%	$–	$3,670	25-50%	40%	$–	$940
Equity	24-55	31	685	1,402	30-70	47	344	756
Alternative investments 2	6-35	14	–	899	5-35	13	–	301

Other 3	n/a	n/a	–	(685)	n/a	n/a	–	(72)
Total		100%	$685	$5,286		100%	$344	$1,925

As at October 31, 2019
Debt	40-70%	55%	$–	$3,374	25-50%	34%	$–	$634
Equity	24-42	32	1,002	976	30-70	54	368	639
Alternative investments 2	6-35	13	–	760	5-35	12	–	229

Other 3	n/a	n/a	–	(276)	n/a	n/a	–	111
Total		100%	$1,002	$4,834		100%	$368	$1,613

1	The principal defined benefit pension plans invest in investment vehicles which may hold shares or debt issued by the Bank.
2	The principal defined benefit pension plans’ alternative investments are primarily private equity, infrastructure, and real estate funds.
3
Consists mainly of amounts due to and due from brokers for securities traded but not yet settled, bond repurchase agreements, interest and dividends receivable, and Pension Enhancement Account assets, which are invested at the members’ discretion in certain mutual and pooled funds.

Summary of Defined Benefit Plan Expense
The following table summarizes expenses for the Bank’s defined contribution plans.

Defined Contribution Plan Expenses
(millions of Canadian dollars)	For the years ended
	October 31 2021	October 31 2020	October 31 2019
Defined contribution pension plans 1	$178	$169	$150

Government pension plans 2	355	347	324
Total	$533	$516	$474

1	Includes the TDPP DC and the TD Bank, N.A. defined contribution 401(k) plan.
2	Includes Canada Pension Plan, Quebec Pension Plan, and Social Security under the U.S. Federal Insurance Contributions Act .

Summary of Employee Benefit Plans' Obligations, Assets, Funded Status and Expense
The following table presents the financial position of the Bank’s principal pe
nsion and post-retirement defined benefit plans and the Bank’s other material defined benefit pension and post-retirement benefit plans. Other employee defined benefit plans operated by the Bank and certain of its subsidiaries are not considered material for disclosure purposes.

Employee Defined Benefit Plans’ Obligations, Assets, Funded Status, and Expense
(millions of Canadian dollars, except as noted)	Principal pension plans			Principal post-retirement benefit plan 1			Other pension and post-retirement benefit plans 2
	2021	2020	2019	2021	2020	2019	2021	2020	2019
Change in projected benefit obligation
Projected benefit obligation at beginning of year	$9,668	$8,558	$6,539	$506	$620	$535	$2,967	$2,948	$2,569
Service cost – benefits earned	522	467	326	9	17	14	8	9	9
Interest cost on projected benefit obligation	210	236	240	11	17	20	56	80	106
Remeasurement (gain) loss – financial	(1,460)	617	1,565	(45)	(101)	92	(86)	128	430
Remeasurement (gain) loss – demographic	–	–	–	–	(44)	(26)	5	(80)	2
Remeasurement (gain) loss – experience	137	56	83	(1)	9	–	(1)	9	6
Members’ contributions	107	107	107	–	–	–	–	–	–
Benefits paid	(396)	(373)	(303)	(14)	(12)	(15)	(139)	(144)	(143)
Change in foreign currency exchange rate	–	–	–	–	–	–	(130)	20	(1)

Past service cost (credit) 3	–	–	1	–	–	–	11	(3)	(30)

Projected benefit obligation as at October 31	8,788	9,668	8,558	466	506	620	2,691	2,967	2,948
Wholly or partially funded projected benefit obligation	8,788	9,668	8,558	–	–	–	1,879	2,067	2,073

Unfunded projected benefit obligation	–	–	–	466	506	620	812	900	875

Total projected benefit obligation as at October 31	8,788	9,668	8,558	466	506	620	2,691	2,967	2,948
Change in plan assets
Plan assets at fair value at beginning of year	8,240	7,817	6,643	–	–	–	2,046	1,959	1,733
Interest income on plan assets	186	221	253	–	–	–	37	52	73
Remeasurement gain (loss) – return on plan assets less interest income	740	15	773	–	–	–	106	96	205
Members’ contributions	107	107	107	–	–	–	–	–	–
Employer’s contributions	474	463	352	14	12	15	38	72	96
Benefits paid	(396)	(373)	(303)	(14)	(12)	(15)	(139)	(144)	(143)
Change in foreign currency exchange rate	–	–	–	–	–	–	(118)	18	(1)

Defined benefit administrative expenses	(9)	(10)	(8)	–	–	–	(3)	(7)	(4)

Plan assets at fair value as at October 31	9,342	8,240	7,817	–	–	–	1,967	2,046	1,959
Excess (deficit) of plan assets at fair value over projected benefit obligation	554	(1,428)	(741)	(466)	(506)	(620)	(724)	(921)	(989)

Effect of asset limitation and minimum funding requirement	–	–	–	–	–	–	(12)	(14)	(13)

Net defined benefit asset (liability)	554	(1,428)	(741)	(466)	(506)	(620)	(736)	(935)	(1,002)
Recorded in
Other assets in the Bank’s Consolidated Balance Sheet	554	–	–	–	–	–	79	3	6

Other liabilities in the Bank’s Consolidated Balance Sheet	–	(1,428)	(741)	(466)	(506)	(620)	(815)	(938)	(1,008)

Net defined benefit asset (liability)	554	(1,428)	(741)	(466)	(506)	(620)	(736)	(935)	(1,002)
Annual expense
Net employee benefits expense includes the following:
Service cost – benefits earned	522	467	326	9	17	14	8	9	9
Net interest cost (income) on net defined benefit liability (asset)	24	15	(13)	11	17	20	19	28	33
Past service cost (credit) 3	–	–	1	–	–	–	11	(3)	(30)

Defined benefit administrative expenses	11	10	10	–	–	–	3	5	6
Total	$557	$492	$324	$20	$34	$34	$41	$39	$18
Actuarial assumptions used to determine the annual expense
Weighted-average discount rate for projected benefit obligation	2.85%	3.08%	4.10%	2.76%	3.07%	4.10%	2.74%	3.12%	4.37%
Weighted-average rate of compensation increase	2.53%	2.57%	2.54%	3.00%	3.00%	3.00%	1.03%	1.00%	1.03%
Assumed life expectancy at age 65, in years
Male aged 65	23.4	23.4	23.3	23.4	23.4	23.3	21.5	22.1	22.1
Female aged 65	24.2	24.1	24.1	24.2	24.1	24.1	23.1	23.7	23.7
Male aged 45	24.4	24.3	24.3	24.4	24.3	24.3	22.2	22.7	22.7
Female aged 45	25.1	25.1	25.0	25.1	25.1	25.0	23.9	24.5	24.5
Actuarial assumptions used to determine the projected benefit obligation as at October 31
Weighted-average discount rate for projected benefit obligation	3.50%	2.85%	3.08%	3.43%	2.76%	3.07%	2.99%	2.74%	3.12%
Weighted-average rate of compensation increase	2.46%	2.53%	2.57%	2.80%	3.00%	3.00%	0.98%	1.03%	1.00%
Assumed life expectancy at age 65, in years
Male aged 65	23.5	23.4	23.4	23.5	23.4	23.4	21.6	21.5	22.1
Female aged 65	24.2	24.2	24.1	24.2	24.2	24.1	23.1	23.1	23.7
Male aged 45	24.4	24.4	24.3	24.4	24.4	24.3	22.3	22.2	22.7

Female aged 45	25.1	25.1	25.1	25.1	25.1	25.1	24.0	23.9	24.5

1
The rate of increase for health care costs for the next year used to measure the expected cost of benefits covered for the principal post-retirement defined benefit plan is 3.13%. The rate is assumed to decrease gradually to 1.08% by the year 2040 and remain at that level thereafter (2020 – 3.26% grading to 1.06% by the year 2040 and remain at that level thereafter).

2
Includes CT defined benefit pension plan, TD Banknorth defined benefit pension plan, TD Auto Finance defined benefit pension and post-retirement benefit plans, and supplemental employee defined benefit pension plans.

3	Includes a gain of $33 million related to the TD Auto Finance post-retirement benefit plan that was amended during fiscal 2019.

Summary of Amounts Recognized in the Consolidated Balance Sheet
The Bank recognized the following amounts on the Consolidated Balance Sheet.

Amounts Recognized in the Consolidated Balance Sheet
(millions of Canadian dollars)		As at
	October 31 2021	October 31 2020	October 31 2019
Other assets
Principal defined benefit pension plans	$554	$–	$–
Other defined benefit pension and post-retirement benefit plans	79	3	6

Other employee benefit plans 1	4	6	7

Total	637	9	13
Other liabilities
Principal defined benefit pension plans	–	1,428	741
Principal post-retirement defined benefit plan	466	506	620
Other defined benefit pension and post-retirement benefit plans	815	938	1,008

Other employee benefit plans 1	311	430	412

Total	1,592	3,302	2,781
Net amount recognized	$(955)	$(3,293)	$(2,768)
1	Consists of other pension and other post-retirement benefit plans operated by the Bank and its subsidiaries that are not considered material for disclosure purposes.

Summary of Remeasurement of Defined Benefit Plans
The following table summarizes the remeasurements recognized in OCI for the Bank’s principal p
e
nsion and post-retirement defined benefit plans and the Bank’s other pension and post-retirement benefit plans.

Amounts Recognized in Other Comprehensive Income for Remeasurement of Defined Benefit Plans 1,2
(millions of Canadian dollars)	Principal pension plans			Principal post-retirement benefit plan			Other pension and post-retirement benefit plans
	For the years ended October 31
	2021	2020	2019	2021	2020	2019	2021	2020	2019
Remeasurement gains (losses) – financial	$1,460	$(617)	$(1,565)	$45	$101	$(92)	$86	$(128)	$(430)
Remeasurement gains (losses) – demographic	–	–	–	–	44	26	(5)	80	(2)
Remeasurement gains (losses) – experience	(137)	(56)	(83)	1	(9)	–	1	(9)	(6)

Remeasurement gains (losses) – return on plan assets less interest	742	15	775	–	–	–	108	93	207
Total	$2,065	$(658)	$(873)	$46	$136	$(66)	$190	$36	$(231)
1	Amounts are presented on a pre-tax basis.
2
Excludes net remeasurement gains (losses) recognized in OCI in respect of other employee defined benefit plans operated by the Bank and certain of its subsidiaries not considered material for disclosure purposes totaling $121 million (2020 – $
(
44
)
million); 2019 – $
(
75
)
million).

Summary of Expected Future Benefit Payments
The following table summarizes the expected future benefit payments for the next 10 years.

Expected Future Benefit Payments
(millions of Canadian dollars)	Principal pension plans	Principal post-retirement benefit plan	Other pension and post-retirement benefit plans
Benefit payments expected to be paid in:
2022	$410	$20	$144
2023	433	21	145
2024	453	22	148
2025	472	23	150
2026	490	24	150
2027-2031	2,672	131	750
Total	$4,930	$241	$1,487

Summary of Disaggregation of Projections Benefit Obligation
The breakdown of the projected benefit obligations between active, deferred, and retired members is as follows:

Disaggregation of Projected Benefit Obligation
(millions of Canadian dollars)	Principal pension plans			Principal post-retirement benefit plan			Other pension and post-retirement benefit plans
	As at October 31
	2021	2020	2019	2021	2020	2019	2021	2020	2019
Active members	$6,048	$6,812	$5,925	$191	$209	$318	$375	$503	$494
Deferred members	596	650	577	–	–	–	497	579	588
Retired members	2,144	2,206	2,056	275	297	302	1,819	1,885	1,866
Total	$8,788	$9,668	$8,558	$466	$506	$620	$2,691	$2,967	$2,948

Summary of Duration of Projected Benefit Obligation
The weighted-average duration of the projected benefit obligations is as follows:

Duration of Projected Benefit Obligation
(number of years)	Principal pension plans			Principal post-retirement benefit plan			Other pension and post-retirement benefit plan s
	As at October 31
	2021	2020	2019	2021	2020	2019	2021	2020	2019
Weighted-average duration	15	16	16	14	15	18	12	13	13

Summary of Sensitivity of Significant Actuarial Assumptions

Sensitivity of Significant Defined Benefit Plan Actuarial Assumptions
(millions of Canadian dollars, except as noted)	As at
	October 31, 2021
	Obligation Increase (Decrease)
	Principal pension plans	Principal post- retirement benefit plan		Other pension and post- retirement benefit plans
Impact of an absolute change in significant actuarial assumptions
Discount rate
1% decrease in assumption	$1,467	$69		$352
1% increase in assumption	(1,136)	(56)		(292)
Rates of compensation increase
1% decrease in assumption	(287)	–	1	–	1
1% increase in assumption	276	–	1	–	1
Life expectancy
1 year decrease in assumption	(176)	(14)		(89)
1 year increase in assumption	173	14		89
Health care cost initial trend rate
1% decrease in assumption	n/a	(11)		n/a
1% increase in assumption	n/a	13		n/a
1	An absolute change in this assumption is immaterial.